Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Business Combination
As of the acquisition date of control, the total consideration transferred, the recognized amount of assets acquired and liabilities acquired by major types, and calculation details of goodwill are as follows:

(In millions of Korean won)	Amount
Total transfer cost (a)	￦	46,800
Recognized amount of assets acquired and liabilities assumed (b) 1		46,393
Cash and cash equivalents		57,845
Trade and other receivable		95,814
Other financial assets		3,110
Other assets		14,021
Inventories		1,521
Property and equipment		3,128
Intangible assets		410
Trade and other payables		(105,964)
Other liabilities		(4,815)
Current income tax liabilities		(3,664)
Other provisions		(13,745)
Retirement benefit liabilities		(1,268)

Goodwill (a-b)	￦	407

1	Assets acquired and liabilities acquired in accordance with IFRS 3 Business Combinations are measured at fair value.